Financial Statements - Balance sheets (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance Sheet Parathetical Abstract
Of which subordinated liabilities at fair value		€ 0	€ 0	€ 0
Of which: Subordinated liabilities at amortized cost		18,047	17,316	17,230
MEMORANDUM ITEM (OFF-BALANCE SHEET EXPOSURES)
Loan commitments given		118,959	94,268	107,254
Financial guarantees given	[1]	16,454	16,545	18,267
Contingent Commitments		€ 35,098	€ 45,738	€ 42,592

[1]	(*) N on performing financial guarantees given amounted to € 740 , € 739 and € 680 million, respectively, as of December 31, 2018, December 31, 2017, and December 31, 2016, respectively.